GuidePath Conservative Allocation Fund
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

INVESTMENT COMPANIES - 99.2%	Shares	Value
Alternative Funds - 1.3%
SPDR Gold MiniShares Trust (a)	101,777	$ 8,083,129

Domestic Equity Funds - 24.3%
American Mutual Fund - Class F-3	175,262	11,262,341
iShares 10+ Year Investment Grade Corporate Bond ETF (b)	69,001	3,452,810
iShares Core S&P Small-Cap ETF	120,081	17,809,213
iShares Global 100 ETF	50,996	6,966,054
iShares MSCI USA Min Vol Factor ETF (b)	161,467	15,575,107
State Street SPDR MSCI World StrategicFactors ETF	46,032	6,992,850
State Street SPDR S&P 600 Small Cap Value ETF	592	64,593
Vanguard High Dividend Yield ETF (b)	68,733	10,861,876
Vanguard S&P 500 ETF	64,253	44,129,603
Vanguard Value ETF	85,241	18,576,571
Washington Mutual Investors Fund - Class F-3	237,598	15,883,447
		151,574,465

Domestic Fixed Income Funds - 43.5%
American Funds Multi-Sector Income Fund - Class F-3	2,452,783	22,933,524
American High-Income Trust - Class F-3	1,562,657	15,345,291
Bond Fund of America - Class F-3	2,036,277	22,928,484
iShares 7-10 Year Treasury Bond ETF	251,232	23,759,010
iShares Broad USD High Yield Corporate Bond ETF (b)	332,961	12,326,216
iShares Broad USD Investment Grade Corporate Bond ETF (b)	135,671	6,958,566
iShares Core U.S. Aggregate Bond ETF	229,445	22,710,466
iShares iBoxx USD High Yield Corporate Bond ETF (b)	35,839	2,866,045
iShares TIPS Bond ETF (b)	123,909	13,559,362
State Street SPDR Portfolio Short Term Treasury ETF	380,167	11,028,645
Vanguard High-Yield Corporate Fund - Class Admiral	8,415,039	46,114,413
Vanguard Intermediate-Term Corporate Bond ETF (b)	82,428	6,812,674
Vanguard Long-Term Treasury ETF	377,314	20,820,186
Vanguard Mortgage-Backed Securities ETF	152,167	7,122,937
Vanguard Short-Term Corporate Bond ETF	28,618	2,261,681
Vanguard Total Bond Market ETF	24,981	1,833,855
Vanguard Total International Bond ETF	47,292	2,290,352
WisdomTree Floating Rate Treasury Fund (b)	573,146	28,857,901
		270,529,608

Emerging Markets Equity Funds - 2.6%
iShares Core MSCI Emerging Markets ETF	138,937	11,509,541
State Street SPDR S&P China ETF (b)	52,585	4,549,654
		16,059,195

Emerging Markets Fixed Income Funds - 3.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	126,630	12,212,197
Vanguard Emerging Markets Government Bond ETF (b)	179,021	12,037,372
		24,249,569

Hybrid Funds - 14.4%
Capital Income Builder, Inc. - Class F-3	285,439	23,380,278
Income Fund of America - Class F-3	842,287	22,994,446
iShares Core 60/40 Balanced Allocation ETF	286,978	19,944,971
iShares Core 80/20 Aggressive Allocation ETF	241,705	23,590,408

			89,910,103

International Equity Funds - 7.9%
Capital World Growth and Income Fund - Class F-3	178,386		14,565,181
iShares Core MSCI Europe ETF (b)	46,124		3,467,141
iShares MSCI EAFE Min Vol Factor ETF	94,819		8,316,575
JPMorgan BetaBuilders Canada ETF (b)	25,954		2,579,828
Vanguard FTSE Developed Markets ETF (b)	281,504		20,057,160
			48,985,885

International Fixed Income Funds - 0.3%
SPDR Bloomberg International Treasury Bond ETF (b)	71,966		1,560,223

Real Estate Funds - 1.0%
Vanguard Global ex-U.S. Real Estate ETF	32,729		1,467,896
Vanguard Real Estate ETF (b)	49,895		4,811,375
			6,279,271
TOTAL INVESTMENT COMPANIES (Cost $491,724,509)			617,231,448

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.1%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (c)	87,745,446		87,745,446
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $87,745,446)			87,745,446

MONEY MARKET FUNDS - 1.0%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (c)	6,469,983		6,469,983
TOTAL MONEY MARKET FUNDS (Cost $6,469,983)			6,469,983

TOTAL INVESTMENTS - 114.3% (Cost $585,939,938)			711,446,877
Liabilities in Excess of Other Assets - (14.3)%		(0.14279)	(88,892,576)
TOTAL NET ASSETS - 100.0%			$ 622,554,301

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $85,601,634.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.